CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' EQUITY - USD ($)	LLC Interests EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	Additional Paid-in Capital EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	Additional Paid-in Capital	Accumulated Deficit EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	Accumulated Deficit	Class A Preferred Units EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	Class B Common Stock [Member] EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	Class B Common Stock [Member]	Class D Non-Voting Preferred Units EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	Total
Beginning balance at Dec. 31, 2018		$ 306,333		$ (61,568,586)						$ 27,757,277
Beginning balance (in shares) at Dec. 31, 2018						45,990,036	22,167,000		20,862,494
Contributions										11,047,597
Contributions (in shares)						11,047,597
Distributions, Paid-in-kind				(18,165,397)					$ 18,165,397
Share-based compensation		339,156								339,156
Net loss				(24,750,965)						(24,750,965)
Ending balance at Dec. 31, 2019		645,489		(104,484,948)		$ 57,037,633	$ 22,167,000		$ 39,027,891	14,393,065
Ending balance (in shares) at Dec. 31, 2019						57,037,633	22,167,000		39,027,891
Share-based compensation		12,733								12,733
Net loss				(420,865)						(420,865)
Ending balance at Jan. 15, 2020		658,222		(104,905,813)		$ 57,037,633	$ 22,167,000		$ 39,027,891	13,984,933
Ending balance (in shares) at Jan. 15, 2020						57,037,633	22,167,000		39,027,891
Beginning balance at Dec. 31, 2019		645,489		(104,484,948)		$ 57,037,633	$ 22,167,000		$ 39,027,891	14,393,065
Beginning balance (in shares) at Dec. 31, 2019						57,037,633	22,167,000		39,027,891
Ending balance at Mar. 31, 2020	$ 136,348,127	208,330		(14,389,194)						122,167,263
Beginning balance at Jan. 15, 2020		658,222		(104,905,813)		$ 57,037,633	$ 22,167,000		$ 39,027,891	13,984,933
Beginning balance (in shares) at Jan. 15, 2020						57,037,633	22,167,000		39,027,891
New basis of equity on push down of Acquisition	131,032,003	(658,222)		104,905,813		$ (57,037,633)	$ (22,167,000)		$ (39,027,891)	117,047,070
New basis of equity on push down of Acquisition (in shares)						(57,037,633)	(22,167,000)		(39,027,891)
Ending balance at Jan. 16, 2020	131,032,003	131,032,003							$ 131,032,003	131,032,003
Beginning balance at Jan. 15, 2020		658,222		(104,905,813)		$ 57,037,633	$ 22,167,000		$ 39,027,891	13,984,933
Beginning balance (in shares) at Jan. 15, 2020						57,037,633	22,167,000		39,027,891
Ending balance at Mar. 31, 2020	136,348,127	208,330		(14,389,194)						122,167,263
Beginning balance at Jan. 15, 2020		658,222		(104,905,813)		$ 57,037,633	$ 22,167,000		$ 39,027,891	13,984,933
Beginning balance (in shares) at Jan. 15, 2020						57,037,633	22,167,000		39,027,891
Net loss										(32,270,638)
Ending balance at Sep. 30, 2020										104,772,156
Beginning balance at Jan. 15, 2020		658,222		(104,905,813)		$ 57,037,633	$ 22,167,000		$ 39,027,891	13,984,933
Beginning balance (in shares) at Jan. 15, 2020						57,037,633	22,167,000		39,027,891
Contributions	5,316,124									5,316,124
Share-based compensation		928,905								928,905
Net loss				(47,790,059)						(47,790,059)
Ending balance at Dec. 31, 2020	136,348,127	928,905	$ 19,301,375	(47,790,059)	$ (14,302,396)					89,486,973	$ 5,000,008
Beginning balance at Jan. 16, 2020	131,032,003	131,032,003							$ 131,032,003	131,032,003
Contributions	5,316,124									5,316,124
Share-based compensation	208,330			208,330
Net loss				(14,389,194)						(14,389,194)
Ending balance at Mar. 31, 2020	136,348,127	208,330		(14,389,194)						122,167,263
Beginning balance at Aug. 03, 2020			0		0						0
Net loss			0		(14,302,396)			$ (14,302,396)			(14,302,396)
Ending balance at Dec. 31, 2020	136,348,127	928,905	19,301,375	(47,790,059)	(14,302,396)					89,486,973	5,000,008
Net loss			0		(30,921,978)			$ (30,921,978)			(30,921,978)
Ending balance at Mar. 31, 2021	136,348,127	1,408,631	50,223,046	(64,400,228)	(45,224,374)					73,356,530	5,000,010
Beginning balance at Jan. 15, 2021	136,348,127	928,905		(47,790,059)						89,486,973
Share-based compensation		479,726								479,726
Net loss				(16,610,169)						(16,610,169)
Ending balance at Mar. 31, 2021	$ 136,348,127	$ 1,408,631	$ 50,223,046	$ (64,400,228)	$ (45,224,374)					$ 73,356,530	$ 5,000,010